[LOGO]
                                 FLAG INVESTORS

                                      FLAG
                                   INVESTORS
                                     TOTAL
                                     RETURN
                                 U.S. TREASURY
                                      FUND
                                     SHARES

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1997

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

(bullet) As our research began to indicate that economic growth was building, we increased the portfolio's short-term investments from 2.8% to 22.3% of the portfolio from late October to early April.

(bullet) Evidence of slower second quarter growth continues to mount, and we believe that another increase in short-term rates lies ahead.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:

     We are pleased to report on the progress of your Fund for the period ended April 30, 1997. As of this date, the Fund's Class A Shares recorded a 6-month total return of 0.2% and a 12-month total return of 5.9%. Since its inception on August 10, 1988, the Fund's Class A Shares have produced a cumulative total return of 98.9%, which translates into an average annual total return of 8.2%. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

Overview

     Over the past six months, economic growth has been strong, registering a 4.7% annualized rate. The bond market and Federal Reserve both reacted to the fast growth by raising interest rates. Please see the graph below for the market reaction. The Federal Reserve raised the Federal Funds rate by 25 basis points (0.25%) and seems likely to move rates up again to ensure a slowdown in growth. Recently, ISI's Company Surveys have detected a slowing in the economy. Please see our Economic Outlook that follows this letter for more details.

                     U.S. Treasury Historical Yield Curves

                  [Graph appears here--see plot points below]

                                     4/30/97     10/31/96
                                     -------     --------
                      3 MONTH         5.238        5.144
                      6 MONTH         5.522        5.264
                       1 YEAR         5.887        5.404
                       2 YEAR         6.274        5.732
                       3 YEAR         6.398        5.860
                       5 YEAR         6.565        6.070
                      10 YEAR         6.709        6.341
                      30 YEAR         6.954        6.641

Source: Bloomberg Inc.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

Portfolio

     As our research began to indicate that economic growth was building, we increased the portfolio's short-term investments. At the end of October, short-term reserves were a low 2.8% of the portfolio, but by early April they had increased to 22.3% of the portfolio. Since early April, ISI's Company Surveys have indicated the economy is cooling off. As a result, we have redeployed reserves in longer maturities. Please see the table below.

Short-Term Holdings

                                                   % of Portfolio
                                ------------------------------------------------
  Maturity                      October 31, 1996   April 9, 1997     May 8, 1997
--------------------------------------------------------------------------------
  Less than 1 year                    2.8%             22.3%            13.2%
 ................................................................................

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh
-------------------
R. Alan Medaugh
President

May 19, 1997

ECONOMIC OUTLOOK
--------------------------------------------------------------------------------

Overview

     Evidence of slower second quarter growth continues to mount, highlighted recently by declining auto sales, sluggish department store sales in April and high initial unemployment claims. The March surge in wholesale inventories suggests that rising first quarter nonfarm inventories will pull down growth in the second half of 1997 as excess inventories decline. We lean toward the view that another 25 basis point (0.25%) increase in short-term rates lies ahead. We see it as an insurance policy against a tight labor market and high capacity utilization sparking a return of inflation. Early in 1998 we expect the Fed will be able to reverse the increase. Please see our forecast table below.

ISI Forecast

                           96:4Q     97:1Q   97:2Q*    97:3Q*   97:4Q*   98:1Q*
--------------------------------------------------------------------------------
  Real GDP                 3.8%      5.6%     2.5%      2.0%     1.5%     1.5%
 ................................................................................
  GDP Deflator**           1.5%      2.2%     1.5%      1.5%     1.5%     1.5%
 ................................................................................
  30-Year Bond Yields***   6.6%      7.1%     6.7%      6.5%     6.5%     6.2%
 ................................................................................
  Fed Funds Rate***        5.2%      5.5%     5.7%      5.7%     5.7%     5.5%
 ................................................................................
     *Estimated.
    **A more accurate cost of living barometer than the CPI.
  ***End of quarter.

Inflation

     The Greenspan Federal Reserve has presided over an economy producing strong job formation but little inflation. The inflation performance has been a happy surprise for bond investors. So far, strong growth has not produced price increases; for example, among manufacturing companies, the strong growth has not given them pricing power. Please see the chart on page 4 that shows ISI's Manufacturing Company Pricing Power Index.

--------------------------------------------------------------------------------

ISI MANUFACTURING COMPANIES PRICING POWER SURVEY
0=WEAK  100=STRONG  MAY 9: 24.7

                  [Graph appears here--see plot points below]


                               1/7/94      20.8
                              1/14/94      20.8
                              1/21/94      20.8
                              1/28/94      21.4
                               2/4/94      21.4
                              2/11/94      16.7
                              2/18/94      16.7
                              2/25/94      16.7
                               3/4/94      25.0
                              3/11/94      25.0
                              3/18/94      24.1
                              3/25/94      24.1
                               4/1/94      24.1
                               4/8/94      20.8
                              4/15/94      20.8
                              4/22/94      20.8
                              4/29/94      23.6
                               5/6/94      23.6
                              5/13/94      23.6
                              5/20/94      27.8
                              5/27/94      27.8
                               6/3/94      32.5
                              6/10/94      32.5
                              6/17/94      33.9
                              6/24/94      33.9
                               7/1/94      33.9
                               7/8/94      35.3
                              7/15/94      35.3
                              7/22/94      35.3
                              7/29/94      35.3
                               8/5/94      33.9
                              8/12/94      33.9
                              8/19/94      33.9
                              8/26/94      43.6
                               9/2/94      43.6
                               9/9/94      45.8
                              9/16/94      45.8
                              9/23/94      52.8
                              9/30/94      52.8
                              10/7/94      52.8
                             10/14/94      52.8
                             10/21/94      54.4
                             10/28/94      54.4
                              11/4/94      56.9
                             11/11/94      56.9
                             11/18/94      57.5
                             11/25/94      57.5
                              12/2/94      57.8
                              12/9/94      57.8
                             12/16/94      58.9
                             12/23/94      58.9
                             12/30/94      60.6
                               1/6/95      60.6
                              1/13/95      60.8
                              1/20/95      60.8
                              1/27/95      61.4
                               2/3/95      61.4
                              2/10/95      56.9
                              2/17/95      56.9
                              2/24/95      56.9
                               3/3/95      58.9
                              3/10/95      58.9
                              3/17/95      57.8
                              3/24/95      57.8
                              3/31/95      54.4
                               4/7/95      54.4
                              4/14/95      57.2
                              4/21/95      57.2
                              4/28/95      56.7
                               5/5/95      56.7
                              5/12/95      57.2
                              5/19/95      57.2
                              5/26/95      52.5
                               6/2/95      52.5
                               6/9/95      48.3
                              6/16/95      48.3
                              6/23/95      43.1
                              6/30/95      43.1
                               7/7/95      41.8
                              7/14/95      41.8
                              7/21/95      41.8
                              7/28/95      41.8
                               8/4/95      45.7
                              8/11/95      45.7
                              8/18/95      45.7
                              8/25/95      45.7
                               9/1/95      45.4
                               9/8/95      45.4
                              9/15/95      42.5
                              9/22/95      42.5
                              9/29/95      42.1
                              10/6/95      42.1
                             10/13/95      40.4
                             10/20/95      40.4
                             10/27/95      39.9
                              11/3/95      39.9
                             11/10/95      37.8
                             11/17/95      37.8
                             11/24/95      37.8
                              12/1/95      37.8
                              12/8/95      36.7
                             12/15/95      36.7
                             12/22/95      34.2
                             12/29/95      34.2
                               1/5/96      34.2
                              1/12/96      34.2
                              1/19/96      29.4
                              1/26/96      29.4
                               2/2/96      28.9
                               2/9/96      28.9
                              2/16/96      28.6
                              2/23/96      28.6
                               3/1/96      28.1
                               3/8/96      28.1
                              3/15/96      28.5
                              3/22/96      28.5
                              3/29/96      29.0
                               4/5/96      29.0
                              4/12/96      29.0
                              4/19/96      29.0
                              4/26/96      29.3
                               5/3/96      29.3
                              5/10/96      31.0
                              5/17/96      31.0
                              5/24/96      31.5
                              5/31/96      31.5
                               6/7/96      34.4
                              6/14/96      34.4
                              6/21/96      34.4
                              6/28/96      34.4
                               7/5/96      32.5
                              7/12/96      32.5
                              7/19/96      32.8
                              7/26/96      32.8
                               8/2/96      32.2
                               8/9/96      32.2
                              8/16/96      32.2
                              8/23/96      32.2
                              8/30/96      32.2
                               9/6/96      32.2
                              9/13/96      31.9
                              9/20/96      31.9
                              9/27/96      31.1
                              10/4/96      31.1
                             10/11/96      30.6
                             10/18/96      30.6
                             10/25/96      30.8
                              11/1/96      30.8
                              11/8/96      30.3
                             11/15/96      30.3
                             11/22/96      30.0
                             11/29/96      30.0
                              12/6/96      28.8
                             12/13/96      28.8
                             12/20/96      27.2
                             12/27/96      27.2
                               1/3/97      27.2
                              1/10/97      27.2
                              1/17/97      26.9
                              1/24/97      26.9
                              1/31/97      28.1
                               2/7/97      28.1
                              2/14/97      28.9
                              2/21/97      28.9
                              2/28/97      26.4
                               3/7/97      26.4
                              3/14/97      26.4
                              3/21/97      26.4
                              3/28/97      25.6
                               4/4/97      25.6
                              4/11/97      25.0
                              4/18/97      25.0
                              4/25/97      25.0
                               5/2/97      25.0
                               5/9/97      24.7
                              5/16/97      24.7

Source: ISI Inc.

     Other leading indicators of inflation have also registered little inflation in the pipeline today. The closely watched Employment Cost Index for the first quarter of 1997 showed overall labor costs growing at only 2.9% year over year. The Journal of Commerce Commodity Index, which tracks raw industrial commodity prices, hit a two-year low in early May. The Federal Reserve "Beige Book" is a survey-based analysis approach that covers all 12 Federal Reserve Districts. The May release also found limited inflation for both prices and wages. If growth slows in the upcoming quarter, the low inflation picture would prove a good investing background for bonds.

Economic Growth

     Three areas are pointing to slower growth ahead. First, interest rates for long-term Treasuries are about 7% while 30-year mortgage rates are about 8%. The relatively higher interest rates when contrasted to inflation have already cut the pace of mortgage refinancing in half. Second, the slowdown pattern under

--------------------------------------------------------------------------------

way now in consumer installment debt growth has typically led to a significant drop in retail sales. As a gauge of the extent consumers are using credit, credit card chargeoffs just hit a seven-year high. Third, foreign economies are struggling to retain modest growth. ISI tracks economic activity in 28 foreign economies. We construct a Foreign (Strength - Weakness) diffusion index. After a runup in late 1996, foreign activity has returned to a negative reading (please see chart below).

FOREIGN [STRENGTH - WEAKNESS]
13 Wk. Avg.   May 12: -0.1

                  [Graph appears here--see plot points below]


                               26 SEP 94    3.1
                                3 OCT 94    3.8
                               10 OCT 94    4.1
                               17 OCT 94    4.8
                               24 OCT 94    6.0
                               31 OCT 94    5.6
                                7 NOV 94    4.6
                               14 NOV 94    5.2
                               21 NOV 94    5.4
                               28 NOV 94    5.8
                                5 DEC 94    6.5
                               12 DEC 94    7.1
                               19 DEC 94    6.5
                               26 DEC 94    6.5
                                2 JAN 95    8.4
                                9 JAN 95    7.8
                               16 JAN 95    7.2
                               23 JAN 95    6.0
                               30 JAN 95    5.8
                                6 FEB 95    6.4
                               13 FEB 95    5.3
                               20 FEB 95    5.8
                               27 FEB 95    6.7
                                6 MAR 95    7.2
                               13 MAR 95    6.7
                               20 MAR 95    7.4
                               27 MAR 95    7.3
                                3 APR 95    6.4
                               10 APR 95    7.4
                               17 APR 95    6.9
                               24 APR 95    6.2
                                1 MAY 95    6.2
                                8 MAY 95    5.3
                               15 MAY 95    5.6
                               22 MAY 95    5.6
                               29 MAY 95    4.1
                                5 JUN 95    2.1
                               12 JUN 95    1.3
                               19 JUN 95    0.5
                               26 JUN 95    1.1
                                3 JUL 95    0.5
                               10 JUL 95    0.3
                               17 JUL 95    0.9
                               24 JUL 95    0.4
                               31 JUL 95   -0.6
                                7 AUG 95   -1.2
                               14 AUG 95   -1.0
                               21 AUG 95   -2.8
                               28 AUG 95   -2.7
                                4 SEP 95   -3.1
                               11 SEP 95   -2.5
                               18 SEP 95   -2.5
                               25 SEP 95   -3.6
                                2 OCT 95   -3.8
                                9 OCT 95   -4.8
                               16 OCT 95   -5.2
                               23 OCT 95   -5.2
                               30 OCT 95   -5.4
                                6 NOV 95   -3.9
                               13 NOV 95   -4.8
                               20 NOV 95   -4.9
                               27 NOV 95   -4.8
                                4 DEC 95   -4.5
                               11 DEC 95   -4.4
                               18 DEC 95   -4.5
                               25 DEC 95   -5.0
                                1 JAN 96   -4.8
                                8 JAN 96   -4.5
                               15 JAN 96   -5.0
                               22 JAN 96   -5.8
                               29 JAN 96   -5.2
                                5 FEB 96   -5.4
                               12 FEB 96   -5.9
                               19 FEB 96   -4.5
                               26 FEB 96   -4.0
                                4 MAR 96   -3.6
                               11 MAR 96   -4.5
                               18 MAR 96   -5.4
                               25 MAR 96   -4.7
                                1 APR 96   -5.7
                                8 APR 96   -6.4
                               15 APR 96   -5.8
                               22 APR 96   -5.3
                               29 APR 96   -5.6
                                6 MAY 96   -5.7
                               13 MAY 96   -5.9
                               20 MAY 96   -7.2
                               27 MAY 96   -6.2
                                3 JUN 96   -6.2
                               10 JUN 96   -5.7
                               17 JUN 96   -5.5
                               24 JUN 96   -5.2
                                1 JUL 96   -5.0
                                8 JUL 96   -4.7
                               15 JUL 96   -4.0
                               22 JUL 96   -4.4
                               29 JUL 96   -5.2
                                5 AUG 96   -6.2
                               12 AUG 96   -5.7
                               19 AUG 96   -5.2
                               26 AUG 96   -5.1
                                2 SEP 96   -4.6
                                9 SEP 96   -2.8
                               16 SEP 96   -2.7
                               23 SEP 96   -2.4
                               30 SEP 96   -1.7
                                7 OCT 96   -0.5
                               14 OCT 96   -1.3
                               21 OCT 96   -0.5
                               28 OCT 96    0.7
                                4 NOV 96    2.4
                               11 NOV 96    2.5
                               18 NOV 96    3.8
                               25 NOV 96    5.2
                                2 DEC 96    6.3
                                9 DEC 96    5.4
                               16 DEC 96    6.2
                               23 DEC 96    5.3
                               30 DEC 96    5.8
                                6 JAN 97    5.1
                               13 JAN 97    4.6
                               20 JAN 97    4.5
                               27 JAN 97    4.5
                                3 FEB 97    4.0
                               10 FEB 97    4.8
                               17 FEB 97    4.1
                               24 FEB 97    1.8
                                3 MAR 97    1.8
                               10 MAR 97    1.0
                               17 MAR 97    2.0
                               24 MAR 97    3.3
                               31 MAR 97    2.7
                                7 APR 97    2.7
                               14 APR 97    2.6
                               21 APR 97    2.2
                               28 APR 97    1.5
                                5 MAY 97    0.5
                               12 MAY 97   -0.1
                               19 MAY 97   -0.7

Source: ISI Inc.

     With foreign economies struggling to hold on to modest growth, U.S. exports seem unlikely to stimulate near-term economic growth. There are factors working to improve the U.S. economy, such as high equity prices and high consumer confidence, but we expect the forces cited earlier will rule, producing slower growth over the balance of 1997.

ECONOMIC OUTLOOK (CONCLUDED)
--------------------------------------------------------------------------------

The Impact of Smaller Budget Deficits

     A decline in the federal government deficit is a powerful influence on economic growth and inflation but it also influences the capital markets. Smaller deficits free up capital for alternative investments. The change in the annual net financing requirement has been very dramatic (please see table below).

Federal Government Deficit

                                                  12-month Sum in Billions
                                              ----------------------------------
                                              August 1992        September 1997*
--------------------------------------------------------------------------------
  Treasury Interest Paid                         $200                 $250
 ................................................................................
  Treasury Issuance                              $324                 $ 70
 .................................................----.................----......
  Net Financing Requirement                     +$124                -$180
 ................................................................................

  *Estimated.

     We see low inflation and dwindling Treasury issuance as strong secular forces able to create a declining interest rate environment. They will be active near-term market influences when the economy is seen slowing.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares and 2.00% maximum contingent deferred sales charge for the Fund's Class B Shares.

Average Annual Total Return

  Periods Ended 3/31/97             1 Year          5 Years     Since Inception*
--------------------------------------------------------------------------------
  Class A Shares                    -1.56%           6.16%            7.52%
 ................................................................................
  Class B Shares                      --              --              0.53%
 ................................................................................

  *Inception dates: Class A 8/10/88, Class B 6/20/96.

     The Fund's total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Statement of Net Assets                                           April 30, 1997
(Unaudited)
                                                        Par           Value
Interest Rate                  Maturity Date           (000)         (Note 1)
-------------------------------------------------------------------------------

 U.S. TREASURY BONDS - 69.1%
   12.000%                         8/15/13            $20,500      $ 28,568,677
   11.750%                        11/15/14             36,000        50,355,000
    7.250%                         5/15/16             14,000        14,306,250
    7.500%                        11/15/16             37,000        38,740,147
    9.000%                        11/15/18             44,750        54,259,375
    8.875%                         2/15/19             10,000        11,995,310
    8.750%                         8/15/20              7,000         8,331,092
                                                                   ------------
   Total U.S. Treasury Bonds
      (Cost $221,257,217)                                           206,555,851
                                                                   ------------
 U.S. TREASURY NOTES - 5.0%
   6.375%                          9/30/01             15,000        14,901,570
                                                                   ------------
   Total U.S. Treasury Notes
      (Cost $15,132,382)                                             14,901,570
                                                                   ------------
 ZERO COUPON U.S. TREASURY BONDS (S.T.R.I.P.S.) - 9.3%
   6.057%*                        11/15/98             30,000        27,768,180
                                                                   ------------
   Total U.S. Treasury S.T.R.I.P.S.
      (Cost $27,920,017)                                             27,768,180
                                                                   ------------
 REPURCHASE AGREEMENTS - 20.1%
   Goldman Sachs & Co., 5.25%
      Dated 4/30/97, to repurchased on 5/1/97, collateralized by U.S. Treasury Bonds with a market value of $61,101,094.

   Total Repurchase Agreements
      (Cost $59,903,000)                               59,903        59,903,000
                                                                   ------------
Total Investments in Securities - 103.5%
      (Cost $324,212,616)**                                         309,128,601

Liabilities in Excess of Other Assets, Net - (3.5)%                 (10,586,935)
                                                                   ------------

Net Assets - 100.0%                                                $298,541,666
                                                                   ============

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

                                                                      Value
                                                                     (Note 1)
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per:
      Flag Investors Class A Share
        ($124,416,951 / 13,058,799 shares outstanding)                $9.53
                                                                      =====
      Flag Investors Class B Share
        ($232,552 / 24,438 shares outstanding)                        $9.52
                                                                      =====
      ISI Class Share
        ($173,892,163 / 18,243,236 shares outstanding)                $9.53
                                                                      =====
Maximum Offering Price Per:
      Flag Investors Class A Share
        ($9.53 / .955)                                                $9.98
                                                                      =====
      Flag Investors Class B Share                                    $9.52
                                                                      =====
      ISI Class Share
        ($9.53 / .9555)                                               $9.97
                                                                      =====
--------
** Yield as of April 30, 1997.
** Also aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Statement of Operations

                                                                   For the Six
                                                                   Months Ended
                                                                     April 30,
--------------------------------------------------------------------------------
                                                                      1997(1)
Investment Income (Note 1):
   Interest                                                         $10,326,187
                                                                    -----------
Expenses:
   Investment advisory fee (Note 2)                                     435,973
   Distribution fee (Note 2)                                            394,073
   Administration fee (Note 2)                                          191,988
   Transfer agent fee (Note 2)                                          102,701
   Accounting fee (Note 2)                                               43,462
   Printing and postage                                                  31,733
   Legal                                                                 24,106
   Custodian fee                                                         20,705
   Directors' fees                                                       13,112
   Audit                                                                 11,901
   Miscellaneous                                                         10,587
   Registration fees                                                     10,297
   Insurance                                                              5,817
                                                                    -----------
            Total expenses                                            1,296,455
                                                                    -----------
Net investment income                                                 9,029,732
                                                                    -----------
Realized and unrealized gain/(loss) on investments:
   Net realized loss from security transactions                      (3,411,140)
   Change in unrealized appreciation or depreciation
     of investments                                                  (5,034,444)
                                                                    -----------
   Net loss on investments                                           (8,445,584)
                                                                    -----------
Net increase in net assets resulting from operations                $   584,148
                                                                    ===========
--------------
(1) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                        For the Six    For the Year
                                                       Months Ended        Ended
                                                         April 30,      October 31,
-----------------------------------------------------------------------------------
                                                          1997(1)          1996
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                              $  9,029,732    $ 19,964,042
   Net gain/(loss) from security transactions           (3,411,140)      3,072,425
   Change in unrealized appreciation or depreciation
     on investments                                     (5,034,444)    (11,517,095)
                                                      ------------    ------------
   Net increase in net assets
     resulting from operations                             584,148      11,519,372
                                                      ------------    ------------
Dividends to Shareholders from:
   Net investment income:
     Flag Investors Class A Shares                      (3,789,774)     (8,687,010)
     Flag Investors Class B Shares                          (4,735)           (664)
     ISI Class Shares                                   (5,235,223)    (11,276,368)
   Distributions in excess of net investment income:
     Flag Investors Class A Shares                        (570,272)       (561,610)
     Flag Investors Class B Shares                            (932)             (8)
     ISI Class Shares                                     (787,340)       (723,712)
   Net realized short-term gains:
     Flag Investors Class A Shares                              --      (1,451,089)
     Flag Investors Class B Shares                              --             (21)
     ISI Class Shares                                           --      (1,869,945)
                                                      ------------    ------------
       Total distributions                             (10,388,276)    (24,570,427)
                                                      ------------    ------------
Capital Share Transactions (Note 3):
   Proceeds from sale of shares                         10,781,941      29,511,549
   Value of shares issued in
     reinvestment of dividends                           6,577,518      14,241,221
   Cost of shares repurchased                          (46,413,972)    (64,122,099)
                                                      ------------    ------------
   Decrease in net assets derived
     from capital share transactions                   (29,054,513)    (20,369,329)
                                                      ------------    ------------
   Total decrease in net assets                        (38,858,641)    (33,420,384)

Net Assets:
   Beginning of period                                 337,400,307     370,820,691
                                                      ------------    ------------
   End of period                                      $298,541,666    $337,400,307
                                                      ============    ============

-------------
(1) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Financial  Highlights--Flag  Investors Class A and ISI Class Shares
(For a share outstanding throughout each period)
                                                                For the Six
                                                                Months Ended
                                                                  April 30,
--------------------------------------------------------------------------------
                                                                   1997(1)
Per Share Operating Performance:
   Net asset value at beginning of period                           $   9.83
                                                                    --------
Income from Investment Operations:
   Net investment income                                                0.27
   Net realized and unrealized gain/(loss) on investments              (0.25)
                                                                    --------
   Total from Investment Operations                                     0.02
Less Distributions:
   Distributions from net investment income
     and short-term gains                                              (0.27)
   Distributions in excess of net investment income                    (0.05)
   Distributions from net realized long-term gains                        --
                                                                    --------
   Total distributions                                                 (0.32)
                                                                    --------
   Net asset value at end of period                                 $   9.53
                                                                    ========

Total Return(3)                                                         0.17%
Ratios to Average Daily Net Assets:
   Expenses                                                             0.82%(4)
   Net investment income                                                5.73%(4)
Supplemental Data:
   Net assets at end of period (000):
     Flag Investors Class A Shares                                  $124,417
     ISI Class Shares                                               $173,892
   Portfolio turnover rate                                                44%(4)
------------
(1) Unaudited.
(2) Distributions to shareholders include $.05 per share return of capital.
(3) Total return excludes the effect of sales charge.
(4) Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------





                                                                                  For the Year Ended October 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                              1996           1995            1994            1993            1992
Per Share Operating Performance:
   Net asset value at beginning of period                   $  10.19       $   9.22        $  11.35        $  10.47        $  10.41
                                                            --------       --------        --------        --------        --------
Income from Investment Operations:
   Net investment income                                        0.56           0.57            0.51            0.62            0.76
   Net realized and unrealized gain/(loss) on investments      (0.23)          1.04           (1.16)           1.12            0.05
                                                            --------       --------        --------        --------        --------
   Total from Investment Operations                             0.33           1.61           (0.65)           1.74            0.81
Less Distributions:
   Distributions from net investment income
     and short-term gains                                      (0.65)         (0.64)          (1.20)          (0.79)          (0.70)
   Distributions in excess of net investment income            (0.04)            --              --              --             --
   Distributions from net realized long-term gains               --              --           (0.28)          (0.07)          (0.05)
                                                            --------       --------        --------        --------        --------
   Total distributions                                         (0.69)         (0.64)          (1.48)(2)       (0.86)          (0.75)
                                                            --------       --------        --------        --------        --------
   Net asset value at end of period                         $   9.83       $  10.19        $   9.22        $  11.35        $  10.47
                                                            ========       ========        ========        ========        ========

Total Return(3)                                                 3.44%         18.09%          (6.22)%         17.33%           8.96%
Ratios to Average Daily Net Assets:
   Expenses                                                     0.81%          0.80%           0.77%           0.77%           0.77%
   Net investment income                                        5.69%          5.94%           4.98%           5.21%           5.65%
Supplemental Data:
   Net assets at end of period (000):
     Flag Investors Class A Shares                          $143,791       $164,206        $175,149        $224,790        $250,210
     ISI Class Shares                                       $193,486       $206,615        $200,309        $232,103        $207,518
   Portfolio turnover rate                                       199%           194%             68%            249%            191%

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Financial  Highlights--Flag  Investors  Class B Shares
(For a share  outstanding throughout each period)
                                                For the Six   For the Period
                                               Months Ended   June 20, 1996(2)
                                                 April 30,   through October 31,
--------------------------------------------------------------------------------
                                                  1997(1)           1996
Per Share Operating Performance:
   Net asset value at beginning of period         $ 9.85           $10.00
                                                  ------           ------
Income from Investment Operations:
   Net investment income                            0.24             0.22
   Net realized and unrealized loss
     on investments                                (0.26)           (0.15)
                                                  ------           ------
   Total from Investment Operations                (0.02)            0.07
Less Distributions:
   Distributions from net investment income
     and short-term gains                          (0.24)           (0.22)
   Distributions in excess of net investment
     income                                        (0.07)              --
                                                  ------           ------
   Total distributions                             (0.31)           (0.22)
                                                  ------           ------
   Net asset value at end of period               $ 9.52           $ 9.85
                                                  ======           ======
Total Return(3)                                    (0.16)%           6.37%
Ratios to Average Daily Net Assets:
   Expenses                                         1.17%(4)         1.40%(4)
   Net investment income                            5.42%(4)         5.45%(4)
Supplemental Data:
   Net assets at end of period (000)              $  233           $  123
   Portfolio turnover rate                            44%(4)          199%(4)



------------
(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charge.
(4) Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Total Return U.S. Treasury Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 3, 1988, commenced operations August 10, 1988. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

     The Fund consists of three share classes: ISI Total Return U.S. Treasury Fund Shares ("ISI Class") and Flag Investors Total Return U.S. Treasury Fund Class A Shares ("Flag Investors Class A"), which both commenced August 10, 1988, and Flag Investors Total Return U.S. Treasury Fund Class B Shares ("Flag Investors Class B"), which commenced June 20, 1996.

     The ISI Class Shares have a 4.45% maximum front-end sales charge, the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge and the Flag Investors Class B Shares have a 2.00% maximum contingent deferred sales charge. The classes each have different distribution fees.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day by an independent pricing source. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
NOTE 1--concluded
     B.  Repurchase  Agreements -- The Fund may enter into tri-party  repurchase
         agreements  with  broker-dealers  and  domestic  banks.   A  repurchase
         agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

             The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor and Investment Company Capital Corp. ("ICC") is the Fund's administrator. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, the Fund pays ISI 1.5% of the Fund's gross income.

     As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.10% of the first $100 million, 0.09% of the next $100 million, 0.08% of the next $100 million, 0.07% of the next $200 million and 0.06% of the amount over $500 million. In addition, the Fund pays ICC 0.50% of the Fund's gross income.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $43,462 for accounting services for the six months ended April 30, 1997.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $102,701 for transfer agent services for the six months ended April 30, 1997.

     As compensation for providing distribution services for the ISI Class, the Fund paid Armata Financial Corp., an affiliate of Alex. Brown & Sons Incorporated ("Alex. Brown"), an annual fee that was calculated daily and paid monthly. This fee was paid at an annual rate equal to 0.25% of the ISI Class' average daily net assets. Beginning April 1, 1997, ISI Group Inc. assumed the role of distributor of the ISI Class. As compensation for providing distribution services for the Flag Investors classes, the Fund pays Alex. Brown an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets and 0.60% (including a 0.25% shareholder servicing fee) of the Flag Investors Class B Shares' average daily net assets. For the six months ended April 30, 1997, distribution fees aggregated $394,073, of which $228,237 was attributable to the ISI Class Shares, $165,313 was attributable to the Flag Investors Class A Shares and $523 was attributable to the Flag Investors Class B Shares.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
NOTE 2--concluded
     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period November 1, 1996 through April 30, 1997 was $5,629, and the accrued liability was $51,989.


NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 100 million shares of $.001 par value capital stock (44 million Flag Investors Class A, 44 million ISI Class, 5 million Flag Investors Class B, 500,000 Flag Investors Class D and 6.5 million undesignated). Transactions in shares of the Fund were as follows:

                                                    Flag Investors Class A Shares
                                                  ----------------------------------
                                                    For the Six
                                                   Months Ended          For the
                                                  April 30, 1997       Year Ended
                                                    (Unaudited)     October 31, 1996
                                                  --------------    ----------------
Shares sold                                            387,763            914,108
Shares issued to shareholders on
   reinvestment of dividends                           264,112            580,880
Shares redeemed                                     (2,221,155)        (2,986,509)
                                                  ------------       ------------
Net decrease in shares outstanding                  (1,569,280)        (1,491,521)
                                                  ============       ============
Proceeds from sale of shares                      $  3,738,575       $  8,996,345
Value of reinvested dividends                        2,574,006          5,722,783
Cost of shares redeemed                            (21,578,575)       (29,396,253)
                                                  ------------       ------------
Net decrease from capital share transactions      $(15,265,994)      $(14,677,125)
                                                  ============       ============

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

NOTE 3 -- concluded

                                                     Flag Investors Class B Shares
                                                  ----------------------------------
                                                    For the Six     For the Period
                                                   Months Ended      June 20, 1996*
                                                  April 30, 1997         through
                                                    (Unaudited)     October 31, 1996
                                                  --------------    ----------------
Shares sold                                             27,008             12,460
Shares issued to shareholders on
   reinvestment of dividends                               281                 34
Shares redeemed                                        (15,345)                --
                                                      --------           --------
Net increase in shares outstanding                      11,944             12,494
                                                      ========           ========
Proceeds from sale of shares                          $262,497           $121,164
Value of reinvested dividends                            2,721                322
Cost of shares redeemed                               (150,839)                --
                                                      --------           --------
Net increase from capital share transactions          $114,379           $121,486
                                                      ========           ========

---------
*Commencement of operations.

                                                       ISI Class Shares
                                              ----------------------------------
                                                For the Six
                                               Months Ended          For the
                                              April 30, 1997       Year Ended
                                                (Unaudited)     October 31, 1996
                                              --------------    ----------------
Shares sold                                         697,516         2,043,599
Shares issued to shareholders on
   reinvestment of dividends                        410,713           865,140
Shares redeemed                                  (2,541,198)       (3,510,096)
                                               ------------      ------------
Net decrease in shares outstanding               (1,432,969)         (601,357)
                                               ============      ============
Proceeds from sale of shares                   $  6,780,869      $ 20,394,040
Value of reinvested dividends                     4,000,791         8,518,116
Cost of shares redeemed                         (24,684,558)      (34,725,846)
                                               ------------      ------------
Net decrease from capital share transactions   $(13,902,898)     $ (5,813,690)
                                               ============      ============

                                                                              19

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
NOTE 4--Investment Transactions

     Excluding  short-term  obligations,   purchases  of  investment  securities
aggregated   $64,536,922   and  sales  of   investment   securities   aggregated
$135,315,820 for the six months ended April 30, 1997.

     On April 30, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $35,000 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $15,119,015.


NOTE 5--Net Assets

     On April 30, 1997, net assets consisted of:

Paid-in capital:
   Flag Investors Class A Shares                                   $131,585,218
   Flag Investors Class B Shares                                        235,865
   ISI Class Shares                                                 187,859,612
Distributions in excess of net investment income                     (6,055,014)
Unrealized depreciation of investments                              (15,084,015)
                                                                   ------------
                                                                   $298,541,666
                                                                   ============

NOTE 6--Tax Information

     None of the ordinary income distributions paid monthly by the Fund during the six months ended April 30, 1997, qualify for the dividends received deduction for corporations.

     The law varies in each state as to whether dividend income attributable to federal obligations, and which percentage, is exempt from state income tax. We recommend that you consult with your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

NOTE 6--concluded

     Listed below are the percentages of the Fund's total assets invested in federal obligations as of the end of each quarter for the past six months.

Quarter Ended                                 Percentage of Federal Obligations*
-------------                                 ----------------------------------
January 31, 1997                                              97.40%
April 30, 1997                                                78.89%
---------
*For purposes of this calculation,  federal  obligations  include  U.S. Treasury
Notes, U.S. Treasury Bills and U.S. Treasury Bonds. Also included are obligations issued by the following agencies: Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Banks and the Student Loan Marketing Association. Repurchase agreements are not included in this calculation.

     Of the Fund's ordinary income dividends paid during the six months ended April 30, 1997, 92.97% was attributable to federal obligations. In calculating this percentage, Fund expenses have been allocated on a pro rata basis.


NOTE 7--Shareholder Meeting

     On March 7, 1997, the Total Return U.S. Treasury Fund held a special meeting of its shareholders. During the meeting, shareholders elected the following Directors: Charles W. Cole, Jr., James J. Cunnane, Richard T. Hale, Edward S. Hyman, John F. Kroeger, Louis E. Levy, Eugene J. McDonald, Rebecca W. Rimel, Truman T. Semans and Carl W. Vogt.


NOTE 8--Merger Agreement

     On April 6, 1997, Bankers Trust New York Corporation and Alex. Brown Incorporated announced that they had signed a definitive agreement to merge. The merger, which is expected to be completed by the fourth quarter of 1997, is subject to customary closing conditions, including certain regulatory and shareholder approvals.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

Directors and Officers

                                EDWARD S. HYMAN
                                    Chairman
            RICHARD T. HALE                            R. ALAN MEDAUGH
             Vice Chairman                                President

          CHARLES W. COLE, JR.                         GARY V. FEARNOW
                Director                                Vice President

            JAMES J. CUNNANE                             NANCY LAZAR
                Director                                Vice President

            JOHN F. KROEGER                           EDWARD J. VEILLEUX
                Director                                Vice President

             LOUIS E. LEVY                             SCOTT J. LIOTTA
                Director                         Vice President and Secretary

           EUGENE J. MCDONALD                          CARRIE L. BUTLER
                Director                                Vice President

            REBECCA W. RIMEL                          JOSEPH A. FINELLI
                Director                                  Treasurer

            TRUMAN T. SEMANS                          LAURIE D. COLLIDGE
                Director                             Assistant Secretary

           CARL W. VOGT, ESQ.
                Director


Investment Objective

A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

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


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



   This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

   For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                                     [LOGO]
                                 FLAG INVESTORS

                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                 Equity Income
                   Flag Investors Real Estate Securities Fund
                      Flag Investors Telephone Income Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares






                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                               ALEX. BROWN & SONS
                                  INCORPORATED